GLENBROOK LIFE AND ANNUITY COMPANY
                             3100 Sanders Road, J5B
                           Northbrook, Illinois 60062
                        Direct Dial Number (847) 402-3058
                            Facsimile (847) 402-3781
                            E-Mail jbuca@allstate.com

JOHN E. BUCHANAN
Assistant Counsel

                                            May 1, 2003

BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Glenbrook Life AIM Variable Life Separate Account A ("Registrant") Glenbrook Life and Annuity Company ("Glenbrook")
              (File Nos. 333-25045 and 811-08175)
              CIK No.  0001005907


Commissioners:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Registrant certifies that:

     a. The form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Amendment ("Amendment") to the above referenced Registration Statement on Form N-6; and

     b. The text of the Amendment was filed with the Commission electronically on April 22, 2003.

                                      Sincerely,


                                 /s/  JOHN E. BUCHANAN
                                      John E. Buchanan
                                      Assistant Counsel
Enclosure

Cc:      Richard T. Choi, Esq.
         Foley & Larder